Schedule of Investments (unaudited) April 30, 2019	iShares® Edge MSCI USA Quality Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 3.8%
General Dynamics Corp.	408,384	$72,986,388
Huntington Ingalls Industries Inc.	79,594	17,716,033
Lockheed Martin Corp.	964,649	321,546,451
Spirit AeroSystems Holdings Inc., Class A	210,925	18,329,383

		430,578,255

Air Freight & Logistics — 0.4%
CH Robinson Worldwide Inc.	230,776	18,692,856
Expeditors International of Washington Inc.	339,068	26,928,781

		45,621,637

Auto Components — 0.2%
Autoliv Inc.	134,622	10,566,481
Lear Corp.	85,287	12,196,041

		22,762,522

Banks — 0.2%
East West Bancorp. Inc.	516,320	26,580,154

Beverages — 0.8%
Brown-Forman Corp., Class B, NVS	738,143	39,335,640
Monster Beverage Corp.(a)	890,420	53,069,032

		92,404,672

Biotechnology — 4.5%
Amgen Inc.	1,361,440	244,133,421
Biogen Inc.(a)	355,950	81,597,978
Celgene Corp.(a)	1,424,865	134,877,721
Regeneron Pharmaceuticals Inc.(a)	121,294	41,620,823
United Therapeutics Corp.(a)	61,332	6,290,823

		508,520,766

Building Products — 0.1%
AO Smith Corp.	233,937	12,298,068

Capital Markets — 7.2%
Ameriprise Financial Inc.	585,797	85,977,426
BlackRock Inc.(b)	408,700	198,317,588
Eaton Vance Corp., NVS	522,214	21,708,436
Franklin Resources Inc.	1,182,858	40,915,058
Moody’s Corp.	1,325,711	260,661,297
SEI Investments Co.	662,241	36,059,022
T Rowe Price Group Inc.	1,119,678	120,365,385
TD Ameritrade Holding Corp.	973,703	51,197,304

		815,201,516

Chemicals — 2.1%
Air Products & Chemicals Inc.	352,525	72,546,120
Celanese Corp.	228,649	24,668,940
International Flavors & Fragrances Inc.	116,057	15,991,494
LyondellBasell Industries NV, Class A	848,916	74,899,859
PPG Industries Inc.	406,538	47,768,215

		235,874,628

Commercial Services & Supplies — 0.3%
Copart Inc.(a)	344,720	23,206,550
Rollins Inc.	288,295	11,148,368

		34,354,918

Communications Equipment — 0.1%
F5 Networks Inc.(a)	86,556	13,580,636

Containers & Packaging — 0.3%
Avery Dennison Corp.	135,429	14,985,219

Security	Shares	Value

Containers & Packaging (continued)
Packaging Corp. of America	153,032	$15,174,653

		30,159,872

Electric Utilities — 1.9%
OGE Energy Corp.	2,229,151	94,382,253
Pinnacle West Capital Corp.	1,238,781	118,018,666

		212,400,919

Electrical Equipment — 0.5%
Rockwell Automation Inc.	338,814	61,227,078

Electronic Equipment, Instruments & Components — 0.1%
Cognex Corp.(c)	185,275	9,343,418

Energy Equipment & Services — 0.1%
Helmerich & Payne Inc.	108,403	6,343,744
TechnipFMC PLC	410,853	10,102,875

		16,446,619

Entertainment — 2.6%
Activision Blizzard Inc.	748,174	36,069,468
Walt Disney Co. (The)	1,865,038	255,454,255

		291,523,723

Equity Real Estate Investment Trusts (REITs) — 2.5%
National Retail Properties Inc.	213,594	11,239,316
Prologis Inc.	904,096	69,317,041
Public Storage	328,946	72,756,276
Realty Income Corp.	351,214	24,588,492
Simon Property Group Inc.	429,590	74,619,783
Weyerhaeuser Co.	1,052,596	28,209,573

		280,730,481

Food & Staples Retailing — 1.9%
Costco Wholesale Corp.	855,427	210,032,991

Food Products — 0.3%
Hershey Co. (The)	307,122	38,344,182

Gas Utilities — 1.2%
Atmos Energy Corp.	1,281,502	131,148,915

Health Care Equipment & Supplies — 2.0%
Align Technology Inc.(a)	145,794	47,336,396
Edwards Lifesciences Corp.(a)(c)	310,160	54,609,871
Intuitive Surgical Inc.(a)(c)	144,895	73,987,734
ResMed Inc.	230,941	24,135,644
Varian Medical Systems Inc.(a)	166,850	22,719,964

		222,789,609

Health Care Technology — 0.3%
Cerner Corp.(a)	427,830	28,429,304

Hotels, Restaurants & Leisure — 2.6%
Marriott International Inc./MD, Class A	455,226	62,101,931
Starbucks Corp.	2,992,837	232,483,578

		294,585,509

Household Durables — 0.2%
NVR Inc.(a)	5,973	18,829,763

Household Products — 0.4%
Clorox Co. (The)	263,610	42,106,425

Industrial Conglomerates — 1.8%
3M Co.	1,087,211	206,037,357

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Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Edge MSCI USA Quality Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance — 6.5%
Aflac Inc.	2,465,493	$124,211,537
Aon PLC	846,137	152,423,119
Athene Holding Ltd., Class A(a)	491,784	22,208,966
Marsh & McLennan Companies Inc.	2,000,592	188,635,820
Principal Financial Group Inc.	1,060,545	60,620,752
Progressive Corp. (The)	1,977,524	154,543,501
Torchmark Corp.	350,508	30,725,531

		733,369,226

Interactive Media & Services — 8.0%
Alphabet Inc., Class A(a)	164,113	196,764,922
Alphabet Inc., Class C, NVS(a)	172,799	205,368,156
Facebook Inc., Class A(a)	2,615,344	505,807,530

		907,940,608

Internet & Direct Marketing Retail — 1.1%
Booking Holdings Inc.(a)	69,869	129,606,296

IT Services — 11.7%
Accenture PLC, Class A	999,438	182,567,339
Automatic Data Processing Inc.	742,902	122,125,660
Broadridge Financial Solutions Inc.	141,906	16,763,356
International Business Machines Corp.	1,092,650	153,266,015
Jack Henry & Associates Inc.	85,114	12,687,093
Mastercard Inc., Class A(c)	1,655,174	420,811,438
Paychex Inc.	498,990	42,069,847
Visa Inc., Class A	2,287,217	376,087,091

		1,326,377,839

Life Sciences Tools & Services — 0.6%
Mettler-Toledo International Inc.(a)(c)	59,891	44,634,367
Waters Corp.(a)(c)	122,467	26,151,603

		70,785,970

Machinery — 1.4%
Cummins Inc.	248,248	41,281,160
Illinois Tool Works Inc.	718,307	111,790,118

		153,071,278

Media — 0.3%
Interpublic Group of Companies Inc. (The)	485,030	11,155,690
Omnicom Group Inc.	322,008	25,770,300

		36,925,990

Metals & Mining — 0.2%
Nucor Corp.	476,973	27,220,849

Oil, Gas & Consumable Fuels — 5.0%
Exxon Mobil Corp.	4,334,793	347,997,182
Kinder Morgan Inc./DE	1,863,469	37,027,129
Marathon Petroleum Corp.	753,270	45,851,545
ONEOK Inc.	452,779	30,757,277
Phillips 66	569,963	53,730,412
Valero Energy Corp.	570,727	51,742,110

		567,105,655

Personal Products — 0.8%
Estee Lauder Companies Inc. (The), Class A	552,173	94,868,843

Pharmaceuticals — 6.3%
Eli Lilly & Co.	1,467,570	171,764,393
Johnson & Johnson	3,284,704	463,800,205
Zoetis Inc.	713,236	72,635,954

		708,200,552

Professional Services — 0.1%
Robert Half International Inc.	240,912	14,958,226

Security	Shares	Value

Real Estate Management & Development — 0.4%
CBRE Group Inc., Class A(a)	536,968	$27,959,924
Jones Lang LaSalle Inc.	76,489	11,822,904

		39,782,828

Semiconductors & Semiconductor Equipment — 4.2%
Applied Materials Inc.	1,412,626	62,254,428
KLA-Tencor Corp.	251,659	32,081,489
Lam Research Corp.	219,399	45,509,935
Maxim Integrated Products Inc.	333,869	20,032,140
NVIDIA Corp.	866,476	156,832,156
Texas Instruments Inc.	1,386,365	163,355,388

		480,065,536

Software — 1.1%
Citrix Systems Inc.	181,514	18,325,654
Intuit Inc.	400,504	100,550,534

		118,876,188

Specialty Retail — 3.8%
Best Buy Co. Inc.	334,533	24,892,601
Gap Inc. (The)	283,790	7,401,243
Lowe’s Companies Inc.	1,134,108	128,312,979
Ross Stores Inc.	763,904	74,602,865
TJX Companies Inc. (The)	2,681,889	147,182,068
Tractor Supply Co.	186,626	19,315,791
Ulta Salon Cosmetics & Fragrance Inc.(a)	94,878	33,110,524

		434,818,071

Technology Hardware, Storage & Peripherals — 4.3%
Apple Inc.	2,297,263	460,991,766
NetApp Inc.	331,213	24,128,867

		485,120,633

Textiles, Apparel & Luxury Goods — 2.4%
Capri Holdings Ltd.(a)(c)	228,628	10,077,922
Lululemon Athletica Inc.(a)	134,552	23,728,245
NIKE Inc., Class B	2,227,616	195,651,514
VF Corp.	454,615	42,920,202

		272,377,883

Tobacco — 2.7%
Altria Group Inc.	5,549,347	301,496,023

Trading Companies & Distributors — 0.4%
Fastenal Co.	565,510	39,896,731

Total Common Stocks — 99.7% (Cost: $10,011,527,019)		11,274,779,162

Short-Term Investments

Money Market Funds — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.59%(b)(d)(e)	85,894,498	85,928,855
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(b)(d)	26,979,431	26,979,431

		112,908,286

Total Short-Term Investments — 1.0% (Cost: $112,899,004)		112,908,286

Total Investments in Securities — 100.7% (Cost: $10,124,426,023)		11,387,687,448

Other Assets, Less Liabilities — (0.7)%		(77,720,906)

Net Assets — 100.0%		$11,309,966,542

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Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Edge MSCI USA Quality Factor ETF

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/18	Shares Purchased		Shares Sold	Shares Held at 04/30/19	Value at 04/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	8,291,438	77,603,060	(a)	—	85,894,498	$85,928,855	$763,327	(b)	$19,846	$8,911
BlackRock Cash Funds: Treasury, SL Agency Shares	11,102,340	15,877,091	(a)	—	26,979,431	26,979,431	264,530		—	—
BlackRock Inc.	282,287	254,634		(128,221)	408,700	198,317,588	3,001,538		(5,457,751)	7,694,122

						$311,225,874	$4,029,395		$(5,437,905)	$7,703,033

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini	230	06/21/19	$33,908	$1,602,003

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$11,274,779,162	$—	$—	$11,274,779,162
Money Market Funds	112,908,286	—	—	112,908,286

	$11,387,687,448	$—	$—	$11,387,687,448

Derivative financial instruments(a)
Assets
Futures Contracts	$1,602,003	$—	$—	$1,602,003

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

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